S-K 1604(a)(3) De-SPAC Forepart, Compensation	Sep. 24, 2026 USD ($) $ / shares shares
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC, Compensation, Prospectus Summary [Table Text Block]

Set forth below is a summary of the terms and amount of the consideration received or to be received by the Sponsor and its affiliates in connection with the Business Combination, the amount of securities issued or to be issued by New Melar to the Sponsor and its affiliates and the price paid or to be paid for such securities or any related financing transaction.

Entity	Interest in Securities	Other Consideration
Sponsor and its Affiliates

At Closing, the Sponsor will hold a total of 5,621,622 shares of New Melar Class A common stock, which will be issued in exchange for the Founder Shares purchased by the Sponsor prior to Melar IPO for an aggregate price of $25,000 (or approximately $0.004 per share).

At Closing, the Sponsor will hold a total of 3,500,000 New Melar Warrants to purchase shares of New Melar Class A common stock, which will be issued in exchange for Melar Private Placement Warrants purchased by the Sponsor at the time of the Melar IPO for an aggregate price of $3,500,000 (or $1.00 per warrant).

The Sponsor and its affiliates are entitled to reimbursement for any out-of-pocket expenses incurred by them in connection with certain activities on Melar’s behalf, such as identifying, investigating, negotiating and completing a business combination. If Melar does not complete a business combination by the end of the Combination Period, Melar may not have the cash necessary to reimburse these expenses. As of the date of this proxy statement/prospectus, none of the Sponsor or its affiliates has incurred any such expenses which would be reimbursed at the Closing.

On June 11, 2026, Melar issued the Working Capital Note in the aggregate principal amount of up to $1,500,000 to the Sponsor with respect to the Working Capital Loans. The Working Capital Note is interest bearing at 17.5% per annum and is repayable in full upon the earlier of (i) the

Pursuant to the Administrative Services Agreement, MCG is entitled to $10,000 per month for office space, utilities, and secretarial and administrative support until the earlier of the completion of an initial business combination or Melar’s liquidation.

Entity	Interest in Securities	Other Consideration

date on which Melar consummates its initial business combination and (ii) the date of Melar’s liquidation. Up to $1,500,000 of the Working Capital Note may be converted into up to 1,500,000 New Melar Warrants at a price of $1.00 per warrant at the option of the lender, would be repaid (or converted) at the Closing. As of September 23, 2026, the most recent practicable date prior to the date of this proxy statement/prospectus, approximately $301,830 was outstanding under the Working Capital Loan, consisting of $284,229 in principal and $17,601 in accrued interest.

MCG, an affiliate of the Sponsor, entered into the Everli Convertible Note with Everli and other parties named therein for a loan to Everli in the aggregate principal amount of $7,500,000, of which $750,000 was OID, bearing interest at 17.5% per annum and secured by the assets of Everli and its subsidiaries. MCG has a right to convert any outstanding balance under the Everli Convertible Note into fully paid and nonassessable shares of New Melar Class A common stock the Everli Convertible Note at any time or times on or after the Business at a conversion rate equal to (i) the dollar amount of the note being converted divided by (ii) a per share price equal to the lower of (x) the per share amount paid to a Public Shareholder in connection with a redemption or (y) 90% of the average VWAPs during the five consecutive trading days immediately preceding such conversion. MCG is not a party to the Insider Letter, and thus not subject to the lock-up restrictions thereunder.

Melar Directors and Officers

Directors and officers of Melar hold indirect interest in the Founder Shares and Private Placement Warrants held directly by the Sponsor. Eco Crown Global LLC and Melar Capital SPAC Sponsor I LLC are the managing members of the Sponsor. Gautam Ivatury, Melar’s Chief Executive Officer and Chairman, is the managing member of Eco Crown Global LLC. Eric Lifshitz, Melar’s Chief Operating Officer and a director, is the managing member of Melar Capital SPAC Sponsor I LLC. Accordingly, Eco Crown Global LLC, Melar Capital SPAC Sponsor I LLC and Messrs. Gautam Ivatury and Eric Lifshitz may be deemed to have or share beneficial ownership of the Melar Class B ordinary shares and Melar Private Placement Warrants held directly by the Sponsor. Each of Melar’s other officers and directors is a member of the Sponsor and has indirect economic interests in Melar securities in the Sponsor: Edward Lifshitz holds an indirect interest in approximately 1,090,405 Founder Shares and 500,000 Melar Private Placement Warrants through membership interests of his

Not applicable.
Entity	Interest in Securities	Other Consideration

majority-owned entity in the Sponsor, Dan Rosen holds an indirect interest in 20,000 Founder Shares through membership interests in the Sponsor, Ken Ruggiero holds an indirect interest in 111,594 Founder Shares through membership interests in the Sponsor, and Tara Kenney holds an indirect interest in 20,000 Founder Shares through membership interests in the Sponsor.

Sponsor and its Affiliates [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	5,621,622
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	3,500,000
Private Placement Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 3,500,000
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1